OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Other Payables and Accrued Expenses

	December 31,
	2022	2021

Accrued expenses	$7,056	$7,405
Deferred revenues from IIA	110	282
Government authorities	1,955	2,592
Foreign currency derivative contracts	901	78
Holdback and contingent earnout	1,216	834
Provision for returns	90	233
Others	96	190

	$11,424	$11,614